Provisions, income tax liabilities and other liabilities - Movements in Restructuring Provisions Classified in Non-current and Current Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period	€ 7,641	€ 7,206
Classified in current liabilities	631	790	€ 940
Provisions utilized	(793)	(522)	(793)
Transfers	(421)	(154)	(289)
Currency translation differences	(214)	50	50
Balance, end of period	7,536	7,641	7,206
Of which:
Classified in current liabilities	631	790	940
Restructuring Provision
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period	1,390	1,572	1,086
Classified in non-current liabilities	600	632	514
Classified in current liabilities	631	790	940	€ 572
Change in provisions recognized in profit or loss for the period	767	760	1,035
Provisions utilized	(663)	(897)	(605)
Transfers	20	(51)	54
Unwinding of discount	1	3	0
Currency translation differences	(16)	3	2
Balance, end of period	1,499	1,390	1,572
Of which:
Classified in non-current liabilities	868	600	632
Classified in current liabilities	€ 631	€ 790	€ 940	€ 572